                             VINTAGE 3(SM) ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 30, 2018
                      TO THE PROSPECTUS DATED MAY 1, 2010
This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage 3(SM) Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B Brighthouse/Wellington Large Cap Research Portfolio -- Class E Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
     Victory Sycamore Mid Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class E
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class E
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Income VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Janus Henderson Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     ClearBridge Variable Aggressive Growth Portfolio -- Class I
     ClearBridge Variable Appreciation Portfolio -- Class I
     ClearBridge Variable Dividend Strategy Portfolio -- Class II
     ClearBridge Variable Large Cap Value Portfolio -- Class I
     ClearBridge Variable Mid Cap Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I

     Western Asset Core Plus VIT Portfolio

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               1 years                6%
          1 years               2 years                5%
          2 years               3 years                4%
         3 + years                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               1 years                6%
          1 years               2 years                5%
          2 years               3 years                4%
         3 + years                                     0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:


Mortality and Expense Risk Charge..............................................   1.70%(5)
Administrative Expense Charge..................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......   1.85%
Optional E.S.P. Charge.........................................................   0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................   2.05%
Optional GMWB I Charge (maximum upon reset)....................................   1.00%(6)
Optional GMWB II Charge (maximum upon reset)...................................   1.00%(6)
Optional GMWB III Charge.......................................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............   2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........   3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........   3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........   2.30%

------------
(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.

(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2017 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.52%       1.24%

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.52%     0.25%          0.03%
 American Funds Growth Fund.....................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund..............    0.26%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100
  Portfolio -- Class B..........................    0.07%     0.25%          0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.......................................    0.75%     0.25%          0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................    0.88%     0.25%          0.11%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................    0.56%     0.15%          0.02%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%       --           0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --           0.03%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --           0.04%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%       --           0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.78%       --           0.06%
 MFS(R) Research International Portfolio --
  Class B++.....................................    0.69%     0.25%          0.05%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++........................    0.65%     0.25%          0.04%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%          0.04%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%       --           0.50%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%          0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................    0.57%     0.15%          0.02%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B..........................    0.65%     0.25%          0.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E.......................................    0.33%     0.15%          0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................    0.69%       --           0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E..........................    0.35%     0.15%          0.04%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B..........................    0.09%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B..........................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B..........................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B..........................    0.05%     0.25%          0.01%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.80%       --            0.80%
 American Funds Growth Fund.....................   --             0.60%       --            0.60%
 American Funds Growth-Income Fund..............   --             0.53%       --            0.53%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100
  Portfolio -- Class B.......................... 0.67%            1.00%       --            1.00%
 Brighthouse Small Cap Value Portfolio --
  Class B....................................... 0.07%            1.11%     0.01%           1.10%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................   --             1.24%     0.05%           1.19%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................   --             0.73%     0.04%           0.69%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.66%       --            0.66%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.58%     0.02%           0.56%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.81%     0.02%           0.79%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.88%     0.02%           0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................   --             0.84%     0.10%           0.74%
 MFS(R) Research International Portfolio --
  Class B++.....................................   --             0.99%     0.10%           0.89%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++........................   --             0.94%     0.02%           0.92%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.95%     0.10%           0.85%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................   --             0.97%     0.01%           0.96%
 PIMCO Total Return Portfolio -- Class B........   --             0.81%     0.03%           0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................   --             0.84%     0.03%           0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................   --             0.74%     0.03%           0.71%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B..........................   --             0.93%     0.09%           0.84%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E.......................................   --             0.66%       --            0.66%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................   --             0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E..........................   --             0.54%     0.03%           0.51%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B.......................... 0.57%            0.94%     0.02%           0.92%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B.......................... 0.59%            0.90%       --            0.90%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B.......................... 0.61%            0.91%       --            0.91%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B.......................... 0.64%            0.95%       --            0.95%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A++...........    0.70%       --             0.02%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............    0.70%     0.25%            0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%     0.10%            0.04%
 Jennison Growth Portfolio -- Class A++..........    0.60%       --             0.02%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.56%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class A...............    0.62%       --             0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.81%     0.25%            0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................    0.60%     0.25%            0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++...........    0.56%       --             0.04%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............    0.56%     0.25%            0.04%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........    0.54%     0.10%            0.08%
 Mid Cap Portfolio -- Service Class 2............    0.54%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................    0.45%     0.25%            0.02%
 Franklin Small-Mid Cap Growth VIP
  Fund++.........................................    0.80%     0.25%            0.05%
 Templeton Foreign VIP Fund......................    0.77%     0.25%            0.05%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio............    0.64%     0.25%            0.09%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................    0.75%       --             0.04%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................    0.69%       --             0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++.........................    0.70%       --             0.06%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II..........................    0.70%     0.25%            0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................    0.70%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................    0.65%       --             0.06%
 ClearBridge Variable Mid Cap Portfolio --
  Class I........................................    0.75%       --             0.10%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................    0.75%       --             0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio...........    0.45%       --           0.13%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A++...........   --             0.72%     0.11%             0.61%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............   --             0.97%     0.11%             0.86%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.85%     0.02%             0.83%
 Jennison Growth Portfolio -- Class A++..........   --             0.62%     0.08%             0.54%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.81%       --              0.81%
 MFS(R) Value Portfolio -- Class A...............   --             0.64%     0.06%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.10%     0.01%             1.09%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................   --             0.87%     0.05%             0.82%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++...........   --             0.60%     0.06%             0.54%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............   --             0.85%     0.06%             0.79%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........   --             0.72%       --              0.72%
 Mid Cap Portfolio -- Service Class 2............   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................ 0.02%            0.74%     0.02%             0.72%
 Franklin Small-Mid Cap Growth VIP
  Fund++......................................... 0.01%            1.11%     0.01%             1.10%
 Templeton Foreign VIP Fund...................... 0.02%            1.09%     0.01%             1.08%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio............   --             0.98%       --              0.98%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................   --             0.79%       --              0.79%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................   --             0.74%       --              0.74%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++.........................   --             0.76%       --              0.76%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II..........................   --             1.00%       --              1.00%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................   --             0.80%       --              0.80%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................   --             0.71%       --              0.71%
 ClearBridge Variable Mid Cap Portfolio --
  Class I........................................   --             0.85%       --              0.85%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................   --             0.82%       --              0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio...........   --             0.58%     0.03%             0.55%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.       Capital Research and Management
                                                                                 CompanySM
American Funds Growth Fund              Seeks growth of capital.                 Capital Research and Management
                                                                                 CompanySM
American Funds Growth-Income            Seeks long-term growth of capital and    Capital Research and Management
 Fund                                   income.                                  CompanySM
BRIGHTHOUSE FUNDS TRUST I
Brighthouse Asset Allocation 100        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse Small Cap Value             Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
Brighthouse/Aberdeen Emerging           Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class B                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Brighthouse/Wellington Large Cap        Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                   Subadviser: Wellington Management
                                                                                 Company LLP
Clarion Global Real Estate              Seeks total return through investment    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current    LLC
                                        income.
ClearBridge Aggressive Growth           Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International            Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Small Cap Growth                Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value                Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.

           UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------ ----------------------------------------- --------------------------------------
MFS(R) Research International        Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                        Subadviser: Massachusetts Financial
                                                                               Services Company
Morgan Stanley Mid Cap Growth        Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                        Subadviser: Morgan Stanley
                                                                               Investment Management Inc.
Oppenheimer Global Equity            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond       Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                consistent with preservation of capital   Subadviser: Pacific Investment
                                     and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --      Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                             consistent with the preservation of       Subadviser: Pacific Investment
                                     capital and prudent investment            Management Company LLC
                                     management.
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income        Inc.
                                     is a secondary objective.
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++              by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income        Inc.
                                     is a secondary objective.
Victory Sycamore Mid Cap Value       Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                equity securities of mid-sized            Subadviser: Victory Capital
                                     companies.                                Management Inc.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --   Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class E                             primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                     fixed-income securities.
BlackRock Capital Appreciation       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond      Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                     capital.
Brighthouse Asset Allocation 20      Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                with growth of capital as a secondary
                                     objective.
Brighthouse Asset Allocation 40      Seeks high total return in the form of    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                income and growth of capital, with a
                                     greater emphasis on income.
Brighthouse Asset Allocation 60      Seeks a balance between a high level      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                of current income and growth of
                                     capital, with a greater emphasis on
                                     growth of capital.
Brighthouse Asset Allocation 80      Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio --                income over time and, secondarily,       Subadviser: Wellington Management
 Class A++                                 long-term capital appreciation and       Company LLP
                                           current income.
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio --               Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Class A++                                                                          Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                             Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class A++                                 capital.                                 Management Company
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service         Seeks long-term capital appreciation.    Fidelity Management & Research
 Class                                                                              Company
                                                                                    Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2       Seeks long-term growth of capital.       Fidelity Management & Research
                                                                                    Company
                                                                                    Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Income VIP Fund                   Seeks to maximize income while           Franklin Advisers, Inc.
                                           maintaining prospects for capital
                                           appreciation.
Franklin Small-Mid Cap Growth VIP          Seeks long-term capital growth.          Franklin Advisers, Inc.
 Fund++
Templeton Foreign VIP Fund                 Seeks long-term capital growth.          Templeton Investment Counsel, LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
JANUS ASPEN SERIES -- SERVICE SHARES
Janus Henderson Enterprise Portfolio    Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                           LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class I++        dividend income and long-term           LLC
                                        capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class II         dividend income and long-term           LLC
                                        capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                  LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital as    Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   its primary objective. Current income   LLC
                                        is a secondary objective.               Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Mid Cap            Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                           LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                  LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,         Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment      LLC
                                        management and liquidity needs, by      Subadvisers: Western Asset
                                        investing to obtain a dollar weighted   Management Company; Western
                                        average effective duration within 30%   Asset Management Company
                                        of the average duration of the          Limited; Western Asset Management
                                        domestic bond market as a whole.        Company Ltd.; Western Asset
                                                                                Management Company Pte Ltd.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

                                   TRANSFERS
--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS.

Replace the list of Monitored Portfolios with the following:

     American Funds Global Growth Fund
     Brighthouse Small Cap Value Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Small Cap Value Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     Templeton Foreign VIP Fund
     Western Asset Core Plus VIT Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a provider of life insurance and annuity products. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds and Trusts were subject to name changes. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds and Trusts were renamed.


            FORMER NAME                             NEW NAME
---------------------------------- -----------------------------------------
BRIGHTHOUSE FUNDS TRUST I          BRIGHTHOUSE FUNDS TRUST I
 Invesco Mid Cap Value Portfolio   Victory Sycamore Mid Cap Value Portfolio
JANUS ASPEN SERIES                 JANUS ASPEN SERIES
 Enterprise Portfolio              Janus Henderson Enterprise Portfolio






                     PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 30, 2018
                      TO THE PROSPECTUS DATED MAY 1, 2010
This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect 3 Variable Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class A
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Wellington Large Cap Research Portfolio -- Class E Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
     Victory Sycamore Mid Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class A
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix A- Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
         3 + years                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
         3 + years                                     0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:


Mortality and Expense Risk Charge..............................................   1.70%(5)
Administrative Expense Charge..................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......   1.85%
Optional E.S.P. Charge.........................................................   0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................   2.05%
Optional GMWB I Charge (maximum upon reset)....................................   1.00%(6)
Optional GMWB II Charge (maximum upon reset)...................................   1.00%(6)
Optional GMWB III Charge.......................................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............   2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........   3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........   3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........   2.30%

------------
(5) We are waiving the following amounts of the Mortality and Expense Risk charge: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio-- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; and an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2017 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.39%       1.29%

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................    0.52%     0.25%          0.03%
 American Funds Growth Fund.......................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund................    0.26%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........    0.60%       --           0.07%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................    0.07%     0.25%          0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.........................................    0.75%     0.25%          0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A++...................    0.88%       --           0.11%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................    0.56%     0.15%          0.02%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.61%       --           0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.55%       --           0.03%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --           0.04%
 Invesco Comstock Portfolio -- Class B............    0.56%     0.25%          0.02%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --           0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................    0.78%       --           0.06%
 MFS(R) Research International Portfolio --
  Class B++.......................................    0.69%     0.25%          0.05%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++..........................    0.65%     0.25%          0.04%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%          0.04%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................    0.47%       --           0.50%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%          0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................    0.57%     0.15%          0.02%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B............................    0.65%     0.25%          0.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.........................................    0.33%       --           0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class A............................    0.69%       --           0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A............................    0.35%       --           0.04%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B............................    0.09%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B............................    0.06%     0.25%          --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................    0.05%     0.25%          --



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................   --             0.80%       --            0.80%
 American Funds Growth Fund.......................   --             0.60%       --            0.60%
 American Funds Growth-Income Fund................   --             0.53%       --            0.53%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........   --             0.67%       --            0.67%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................ 0.67%            1.00%       --            1.00%
 Brighthouse Small Cap Value Portfolio --
  Class B......................................... 0.07%            1.11%     0.01%           1.10%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A++...................   --             0.99%     0.05%           0.94%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................   --             0.73%     0.04%           0.69%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.66%       --            0.66%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.58%     0.02%           0.56%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.81%     0.02%           0.79%
 Invesco Comstock Portfolio -- Class B............   --             0.83%     0.02%           0.81%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --             0.88%     0.02%           0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................   --             0.84%     0.10%           0.74%
 MFS(R) Research International Portfolio --
  Class B++.......................................   --             0.99%     0.10%           0.89%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++..........................   --             0.94%     0.02%           0.92%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.95%     0.10%           0.85%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................   --             0.97%     0.01%           0.96%
 PIMCO Total Return Portfolio -- Class B..........   --             0.81%     0.03%           0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%     0.03%           0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................   --             0.74%     0.03%           0.71%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B............................   --             0.93%     0.09%           0.84%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.........................................   --             0.51%       --            0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class A............................   --             0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A............................   --             0.39%     0.03%           0.36%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B............................ 0.57%            0.94%     0.02%           0.92%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B............................ 0.59%            0.90%       --            0.90%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................ 0.61%            0.91%       --            0.91%

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                      FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
 Brighthouse Asset Allocation 80
  Portfolio -- Class B.........................    0.05%     0.25%            0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A.........................    0.46%       --             0.08%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...........    0.70%       --             0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D......................................    0.71%     0.10%            0.04%
 MetLife Stock Index Portfolio -- Class B......    0.25%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F......    0.56%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class A.............    0.62%       --             0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++....................................    0.81%       --             0.04%
 Neuberger Berman Genesis Portfolio --
  Class B......................................    0.81%     0.25%            0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.........................    0.60%     0.25%            0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.........................    0.47%     0.25%            0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...........    0.56%       --             0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........    0.47%       --             0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................    0.54%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio++......    0.54%     0.25%            0.18%
 Mid Cap Portfolio.............................    0.54%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund....................    0.77%     0.25%            0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................    0.75%       --             0.04%
 ClearBridge Variable Appreciation
  Portfolio....................................    0.69%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio....................................    0.70%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio....................................    0.65%       --             0.06%
 ClearBridge Variable Small Cap Growth
  Portfolio....................................    0.75%       --             0.07%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund................................    0.65%       --           0.64%



                                                                  TOTAL       FEE WAIVER    NET TOTAL
                                                   ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                   FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                  AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- -------------- ----------- --------------- -----------
 Brighthouse Asset Allocation 80
  Portfolio -- Class B......................... 0.64%            0.95%       --              0.95%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A.........................   --             0.54%       --              0.54%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...........   --             0.72%     0.11%             0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D......................................   --             0.85%     0.02%             0.83%
 MetLife Stock Index Portfolio -- Class B......   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F......   --             0.81%       --              0.81%
 MFS(R) Value Portfolio -- Class A.............   --             0.64%     0.06%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class A++....................................   --             0.85%     0.01%             0.84%
 Neuberger Berman Genesis Portfolio --
  Class B......................................   --             1.10%     0.01%             1.09%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.........................   --             0.87%     0.05%             0.82%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.........................   --             0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...........   --             0.60%     0.06%             0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........   --             0.49%     0.01%             0.48%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................   --             0.87%       --              0.87%
 Dynamic Capital Appreciation Portfolio++......   --             0.97%       --              0.97%
 Mid Cap Portfolio.............................   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.................... 0.02%            1.09%     0.01%             1.08%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................   --             0.79%       --              0.79%
 ClearBridge Variable Appreciation
  Portfolio....................................   --             0.74%       --              0.74%
 ClearBridge Variable Large Cap Growth
  Portfolio....................................   --             0.80%       --              0.80%
 ClearBridge Variable Large Cap Value
  Portfolio....................................   --             0.71%       --              0.71%
 ClearBridge Variable Small Cap Growth
  Portfolio....................................   --             0.82%       --              0.82%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund................................   --             1.29%     0.40%             0.89%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.       Capital Research and Management
                                                                                 CompanySM
American Funds Growth Fund              Seeks growth of capital.                 Capital Research and Management
                                                                                 CompanySM
American Funds Growth-Income            Seeks long-term growth of capital and    Capital Research and Management
 Fund                                   income.                                  CompanySM
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --       Seeks to maximize total return,          Brighthouse Investment Advisers, LLC
 Class A                                consistent with income generation        Subadviser: BlackRock Financial
                                        and prudent investment management.       Management, Inc.
Brighthouse Asset Allocation 100        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse Small Cap Value             Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
Brighthouse/Aberdeen Emerging           Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio --                                                     Subadviser: Aberdeen Asset Managers
 Class A++                                                                       Limited
Brighthouse/Wellington Large Cap        Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                   Subadviser: Wellington Management
                                                                                 Company LLP
Clarion Global Real Estate              Seeks total return through investment    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current    LLC
                                        income.
ClearBridge Aggressive Growth           Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International            Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --           Seeks capital growth and income.         Brighthouse Investment Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth                Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.

           UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------ ----------------------------------------- --------------------------------------
JPMorgan Small Cap Value             Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: J.P. Morgan Investment
                                                                               Management Inc.
MFS(R) Research International        Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                        Subadviser: Massachusetts Financial
                                                                               Services Company
Morgan Stanley Mid Cap Growth        Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                        Subadviser: Morgan Stanley
                                                                               Investment Management Inc.
Oppenheimer Global Equity            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond       Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                consistent with preservation of capital   Subadviser: Pacific Investment
                                     and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --      Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                             consistent with the preservation of       Subadviser: Pacific Investment
                                     capital and prudent investment            Management Company LLC
                                     management.
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income        Inc.
                                     is a secondary objective.
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++              by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income        Inc.
                                     is a secondary objective.
Victory Sycamore Mid Cap Value       Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                equity securities of mid-sized            Subadviser: Victory Capital
                                     companies.                                Management Inc.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --   Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class A                             primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                     fixed-income securities.
BlackRock Capital Appreciation       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond      Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                     capital.
Brighthouse Asset Allocation 20      Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                with growth of capital as a secondary
                                     objective.
Brighthouse Asset Allocation 40      Seeks high total return in the form of    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                income and growth of capital, with a
                                     greater emphasis on income.
Brighthouse Asset Allocation 60      Seeks a balance between a high level      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                of current income and growth of
                                     capital, with a greater emphasis on
                                     growth of capital.
Brighthouse Asset Allocation 80      Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
Brighthouse/Wellington Balanced            Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      with some current income.                 Subadviser: Wellington Management
                                                                                     Company LLP
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of      Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.       Brighthouse Investment Advisers, LLC
 Class D                                                                             Subadviser: Frontier Capital
                                                                                     Management Company, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management Strategic         Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of           Subadviser: Western Asset
 Class A                                   capital.                                  Management Company
Western Asset Management                   Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                    Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                                     Company
                                                                                     Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation               Seeks capital appreciation.               Fidelity Management & Research
 Portfolio++                                                                         Company
                                                                                     Subadviser: FMR Co., Inc.
Mid Cap Portfolio                          Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                     Company
                                                                                     Subadviser: FMR Co., Inc.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund             Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                     LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital as    Legg Mason Partners Fund Advisor,
 Portfolio                             its primary objective. Current income   LLC
                                       is a secondary objective.               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive      Seeks capital appreciation and          1919 Investment Counsel, LLC
 Balanced Fund                         retention of net investment income.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix A- Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS.

Replace the list of Monitored Portfolios with the following:

     American Funds Global Growth Fund
     BlackRock High Yield Portfolio
     Brighthouse Small Cap Value Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Small Cap Value Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Templeton Foreign VIP Fund

     Western Asset Management Strategic Bond Opportunities Portfolio



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a provider of life insurance and annuity products. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds and Trusts were subject to name changes. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds and Trusts were renamed.


            FORMER NAME                             NEW NAME
---------------------------------- -----------------------------------------
BRIGHTHOUSE FUNDS TRUST I          BRIGHTHOUSE FUNDS TRUST I
 Invesco Mid Cap Value Portfolio   Victory Sycamore Mid Cap Value Portfolio










                     PORTFOLIO ARCHITECT L VARIABLE ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 30, 2018
                      TO THE PROSPECTUS DATED MAY 1, 2010
This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect L Variable Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class A
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B Brighthouse/Wellington Large Cap Research Portfolio -- Class E Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
     Victory Sycamore Mid Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B

     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class A
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4+ years                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4+ years                                      0%

We do not assess this charge if Contract Value is $40,000 or more on the fourth
      Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.60% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB

Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                        DEFERRED ANNUAL
                                                                         STEP UP DEATH      ANNUAL STEP
                                                                            BENEFIT           UP DEATH       ROLL-UP DEATH
                                                                          `STANDARD'          BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge...................................     1.60%(5)           1.70%(5)          1.90%(5)
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.75%              1.85%             2.05%
Optional E.S.P. Charge..............................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.95%              2.05%             2.25%
Optional GMAB Charge................................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED...........................................................     2.25%              2.35%             2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(6)........................................................     2.45%              2.55%             2.75%
Optional GMWB I Charge (maximum upon reset).........................     1.00%(7)           1.00%(7)          1.00%(7)
Optional GMWB II Charge (maximum upon reset)........................     1.00%(7)           1.00%(7)          1.00%(7)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.75%              2.85%             3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.75%              2.85%             3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     2.00%              2.10%             2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.95%              3.05%             3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.95%              3.05%             3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     2.20%              2.30%             2.50%

------------
(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.

(6)   GMAB and GMWB cannot both be elected.

(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2017 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.39%       1.29%

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................    0.52%     0.25%            0.03%
 American Funds Growth Fund.......................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund................    0.26%     0.25%            0.02%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.07%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................    0.07%     0.25%            0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.........................................    0.75%     0.25%            0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B.....................    0.88%     0.25%            0.11%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................    0.56%     0.15%            0.02%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.61%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.55%       --             0.03%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --             0.04%
 Invesco Comstock Portfolio -- Class B............    0.56%     0.25%            0.02%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................    0.78%       --             0.06%
 MFS(R) Research International Portfolio --
  Class B++.......................................    0.69%     0.25%            0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%            0.04%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................    0.47%       --             0.50%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%            0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................    0.57%     0.15%            0.02%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B............................    0.65%     0.25%            0.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.........................................    0.33%       --             0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class A............................    0.69%       --             0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A............................    0.35%       --           0.04%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................   --             0.80%       --              0.80%
 American Funds Growth Fund.......................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund................   --             0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........   --             0.67%       --              0.67%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................ 0.67%            1.00%       --              1.00%
 Brighthouse Small Cap Value Portfolio --
  Class B......................................... 0.07%            1.11%     0.01%             1.10%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B.....................   --             1.24%     0.05%             1.19%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................   --             0.73%     0.04%             0.69%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.66%       --              0.66%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.58%     0.02%             0.56%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.81%     0.02%             0.79%
 Invesco Comstock Portfolio -- Class B............   --             0.83%     0.02%             0.81%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --             0.88%     0.02%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................   --             0.84%     0.10%             0.74%
 MFS(R) Research International Portfolio --
  Class B++.......................................   --             0.99%     0.10%             0.89%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.95%     0.10%             0.85%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................   --             0.97%     0.01%             0.96%
 PIMCO Total Return Portfolio -- Class B..........   --             0.81%     0.03%             0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%     0.03%             0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................   --             0.74%     0.03%             0.71%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B............................   --             0.93%     0.09%             0.84%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.........................................   --             0.51%       --              0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class A............................   --             0.72%     0.09%             0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A............................   --             0.39%     0.03%             0.36%

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                      FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
 Brighthouse Asset Allocation 20
  Portfolio -- Class B.........................    0.09%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B.........................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B.........................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B.........................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A.........................    0.46%       --           0.08%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...........    0.70%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D......................................    0.71%     0.10%          0.04%
 MetLife Stock Index Portfolio -- Class B......    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F......    0.56%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A.............    0.62%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++....................................    0.81%       --           0.04%
 Neuberger Berman Genesis Portfolio --
  Class B......................................    0.81%     0.25%          0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.........................    0.60%     0.25%          0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.........................    0.47%     0.25%          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...........    0.56%       --           0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........    0.47%       --           0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................    0.54%     0.25%          0.08%
 Dynamic Capital Appreciation Portfolio++......    0.54%     0.25%          0.18%
 Mid Cap Portfolio.............................    0.54%     0.25%          0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund....................    0.77%     0.25%          0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................    0.75%       --           0.04%
 ClearBridge Variable Appreciation
  Portfolio....................................    0.69%       --           0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio....................................    0.70%       --           0.10%
 ClearBridge Variable Large Cap Value
  Portfolio....................................    0.65%       --           0.06%
 ClearBridge Variable Small Cap Growth
  Portfolio....................................    0.75%       --           0.07%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund................................    0.65%       --           0.64%



                                                                  TOTAL       FEE WAIVER    NET TOTAL
                                                   ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                   FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                  AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- -------------- ----------- --------------- -----------
 Brighthouse Asset Allocation 20
  Portfolio -- Class B......................... 0.57%            0.94%     0.02%             0.92%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B......................... 0.59%            0.90%       --              0.90%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B......................... 0.61%            0.91%       --              0.91%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B......................... 0.64%            0.95%       --              0.95%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A.........................   --             0.54%       --              0.54%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...........   --             0.72%     0.11%             0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D......................................   --             0.85%     0.02%             0.83%
 MetLife Stock Index Portfolio -- Class B......   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F......   --             0.81%       --              0.81%
 MFS(R) Value Portfolio -- Class A.............   --             0.64%     0.06%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class A++....................................   --             0.85%     0.01%             0.84%
 Neuberger Berman Genesis Portfolio --
  Class B......................................   --             1.10%     0.01%             1.09%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.........................   --             0.87%     0.05%             0.82%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.........................   --             0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...........   --             0.60%     0.06%             0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........   --             0.49%     0.01%             0.48%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................   --             0.87%       --              0.87%
 Dynamic Capital Appreciation Portfolio++......   --             0.97%       --              0.97%
 Mid Cap Portfolio.............................   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.................... 0.02%            1.09%     0.01%             1.08%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................   --             0.79%       --              0.79%
 ClearBridge Variable Appreciation
  Portfolio....................................   --             0.74%       --              0.74%
 ClearBridge Variable Large Cap Growth
  Portfolio....................................   --             0.80%       --              0.80%
 ClearBridge Variable Large Cap Value
  Portfolio....................................   --             0.71%       --              0.71%
 ClearBridge Variable Small Cap Growth
  Portfolio....................................   --             0.82%       --              0.82%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund................................   --             1.29%     0.40%             0.89%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.       Capital Research and Management
                                                                                 CompanySM
American Funds Growth Fund              Seeks growth of capital.                 Capital Research and Management
                                                                                 CompanySM
American Funds Growth-Income            Seeks long-term growth of capital and    Capital Research and Management
 Fund                                   income.                                  CompanySM
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --       Seeks to maximize total return,          Brighthouse Investment Advisers, LLC
 Class A                                consistent with income generation        Subadviser: BlackRock Financial
                                        and prudent investment management.       Management, Inc.
Brighthouse Asset Allocation 100        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse Small Cap Value             Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
Brighthouse/Aberdeen Emerging           Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class B                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Brighthouse/Wellington Large Cap        Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                   Subadviser: Wellington Management
                                                                                 Company LLP
Clarion Global Real Estate              Seeks total return through investment    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current    LLC
                                        income.
ClearBridge Aggressive Growth           Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International            Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --           Seeks capital growth and income.         Brighthouse Investment Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.

           UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------ ----------------------------------------- --------------------------------------
Invesco Small Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value             Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: J.P. Morgan Investment
                                                                               Management Inc.
MFS(R) Research International        Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                        Subadviser: Massachusetts Financial
                                                                               Services Company
Oppenheimer Global Equity            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond       Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                consistent with preservation of capital   Subadviser: Pacific Investment
                                     and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --      Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                             consistent with the preservation of       Subadviser: Pacific Investment
                                     capital and prudent investment            Management Company LLC
                                     management.
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income        Inc.
                                     is a secondary objective.
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++              by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income        Inc.
                                     is a secondary objective.
Victory Sycamore Mid Cap Value       Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                equity securities of mid-sized            Subadviser: Victory Capital
                                     companies.                                Management Inc.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --   Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class A                             primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                     fixed-income securities.
BlackRock Capital Appreciation       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond      Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                     capital.
Brighthouse Asset Allocation 20      Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                with growth of capital as a secondary
                                     objective.
Brighthouse Asset Allocation 40      Seeks high total return in the form of    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                income and growth of capital, with a
                                     greater emphasis on income.
Brighthouse Asset Allocation 60      Seeks a balance between a high level      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                of current income and growth of
                                     capital, with a greater emphasis on
                                     growth of capital.
Brighthouse Asset Allocation 80      Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
Brighthouse/Wellington Balanced            Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      with some current income.                 Subadviser: Wellington Management
                                                                                     Company LLP
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of      Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.       Brighthouse Investment Advisers, LLC
 Class D                                                                             Subadviser: Frontier Capital
                                                                                     Management Company, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management Strategic         Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of           Subadviser: Western Asset
 Class A                                   capital.                                  Management Company
Western Asset Management                   Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                    Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                                     Company
                                                                                     Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation               Seeks capital appreciation.               Fidelity Management & Research
 Portfolio++                                                                         Company
                                                                                     Subadviser: FMR Co., Inc.
Mid Cap Portfolio                          Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                     Company
                                                                                     Subadviser: FMR Co., Inc.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund             Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                     LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital as    Legg Mason Partners Fund Advisor,
 Portfolio                             its primary objective. Current income   LLC
                                       is a secondary objective.               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive      Seeks capital appreciation and          1919 Investment Counsel, LLC
 Balanced Fund                         retention of net investment income.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS.

Replace the list of Monitored Portfolios with the following:

     American Funds Global Growth Fund
     BlackRock High Yield Portfolio
     Brighthouse Small Cap Value Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Small Cap Value Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio

     Templeton Foreign VIP Fund
     Western Asset Management Strategic Bond Opportunities Portfolio



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a provider of life insurance and annuity products. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds and Trusts were subject to name changes. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds and Trusts were renamed.


            FORMER NAME                             NEW NAME
---------------------------------- -----------------------------------------
BRIGHTHOUSE FUNDS TRUST I          BRIGHTHOUSE FUNDS TRUST I
 Invesco Mid Cap Value Portfolio   Victory Sycamore Mid Cap Value Portfolio










                             VINTAGE L(SM) ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 30, 2018
                      TO THE PROSPECTUS DATED MAY 1, 2010
This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage L(SM) Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B Brighthouse/Wellington Large Cap Research Portfolio -- Class E Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
     Victory Sycamore Mid Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class E
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class E
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Income VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Janus Henderson Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     ClearBridge Variable Aggressive Growth Portfolio -- Class I
     ClearBridge Variable Appreciation Portfolio -- Class I
     ClearBridge Variable Dividend Strategy Portfolio -- Class II
     ClearBridge Variable Large Cap Value Portfolio -- Class I
     ClearBridge Variable Mid Cap Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I

     Western Asset Core Plus VIT Portfolio

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4 +years                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4 + years                                     0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II , and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB

Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                                   ANNUAL STEP-UP        ROLL-UP
                                                                                    DEATH BENEFIT     DEATH BENEFIT
                                                                                  ----------------   --------------
Mortality and Expense Risk ("M&E") Charge......................................     1.70%(5)           1.90%(5)
Administrative Expense Charge..................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......     1.85%              2.05%
Optional E.S.P. Charge.........................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................     2.00%              2.20%
Optional GMAB Charge...........................................................     0.50%              0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED(6)...............     2.35%              2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED............     2.50%              2.70%
Optional GMWB I Charge (maximum upon reset)....................................     1.00%(7)           1.00%(7)
Optional GMWB II Charge (maximum upon reset)...................................     1.00%(7)           1.00%(7)
Optional GMWB III Charge.......................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................     2.85%              3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............     2.85%              3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............     2.10%              2.30
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........     3.00%              3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........     3.00%              3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........     2.25%              2.45%

------------
(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.

(6)   GMAB and GMWB cannot both be elected.

(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2017 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.52%       1.24%

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.52%     0.25%          0.03%
 American Funds Growth Fund.....................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund..............    0.26%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100
  Portfolio -- Class B..........................    0.07%     0.25%          0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.......................................    0.75%     0.25%          0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................    0.88%     0.25%          0.11%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................    0.56%     0.15%          0.02%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%       --           0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --           0.03%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --           0.04%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%       --           0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.78%       --           0.06%
 MFS(R) Research International Portfolio --
  Class B++.....................................    0.69%     0.25%          0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%          0.04%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%       --           0.50%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%          0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................    0.57%     0.15%          0.02%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B..........................    0.65%     0.25%          0.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E.......................................    0.33%     0.15%          0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................    0.69%       --           0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E..........................    0.35%     0.15%          0.04%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B..........................    0.09%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B..........................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B..........................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B..........................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A++..........    0.70%       --           0.02%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.80%       --              0.80%
 American Funds Growth Fund.....................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund..............   --             0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100
  Portfolio -- Class B.......................... 0.67%            1.00%       --              1.00%
 Brighthouse Small Cap Value Portfolio --
  Class B....................................... 0.07%            1.11%     0.01%             1.10%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................   --             1.24%     0.05%             1.19%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................   --             0.73%     0.04%             0.69%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.66%       --              0.66%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.58%     0.02%             0.56%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.81%     0.02%             0.79%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.88%     0.02%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................   --             0.84%     0.10%             0.74%
 MFS(R) Research International Portfolio --
  Class B++.....................................   --             0.99%     0.10%             0.89%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.95%     0.10%             0.85%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................   --             0.97%     0.01%             0.96%
 PIMCO Total Return Portfolio -- Class B........   --             0.81%     0.03%             0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................   --             0.84%     0.03%             0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................   --             0.74%     0.03%             0.71%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B..........................   --             0.93%     0.09%             0.84%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E.......................................   --             0.66%       --              0.66%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................   --             0.72%     0.09%             0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E..........................   --             0.54%     0.03%             0.51%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B.......................... 0.57%            0.94%     0.02%             0.92%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B.......................... 0.59%            0.90%       --              0.90%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B.......................... 0.61%            0.91%       --              0.91%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B.......................... 0.64%            0.95%       --              0.95%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A++..........   --             0.72%     0.11%             0.61%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............    0.70%     0.25%            0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%     0.10%            0.04%
 Jennison Growth Portfolio -- Class A++..........    0.60%       --             0.02%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.56%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class A...............    0.62%       --             0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.81%     0.25%            0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................    0.60%     0.25%            0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++...........    0.56%       --             0.04%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............    0.56%     0.25%            0.04%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........    0.54%     0.10%            0.08%
 Mid Cap Portfolio -- Service Class 2............    0.54%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................    0.45%     0.25%            0.02%
 Franklin Small-Mid Cap Growth VIP
  Fund++.........................................    0.80%     0.25%            0.05%
 Templeton Foreign VIP Fund......................    0.77%     0.25%            0.05%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio............    0.64%     0.25%            0.09%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................    0.75%       --             0.04%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................    0.69%       --             0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++.........................    0.70%       --             0.06%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II..........................    0.70%     0.25%            0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................    0.70%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................    0.65%       --             0.06%
 ClearBridge Variable Mid Cap Portfolio --
  Class I........................................    0.75%       --             0.10%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................    0.75%       --             0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio...........    0.45%       --           0.13%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B.............   --             0.97%     0.11%             0.86%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.85%     0.02%             0.83%
 Jennison Growth Portfolio -- Class A++..........   --             0.62%     0.08%             0.54%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.81%       --              0.81%
 MFS(R) Value Portfolio -- Class A...............   --             0.64%     0.06%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.10%     0.01%             1.09%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................   --             0.87%     0.05%             0.82%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++...........   --             0.60%     0.06%             0.54%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............   --             0.85%     0.06%             0.79%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........   --             0.72%       --              0.72%
 Mid Cap Portfolio -- Service Class 2............   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................ 0.02%            0.74%     0.02%             0.72%
 Franklin Small-Mid Cap Growth VIP
  Fund++......................................... 0.01%            1.11%     0.01%             1.10%
 Templeton Foreign VIP Fund...................... 0.02%            1.09%     0.01%             1.08%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio............   --             0.98%       --              0.98%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................   --             0.79%       --              0.79%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................   --             0.74%       --              0.74%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++.........................   --             0.76%       --              0.76%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II..........................   --             1.00%       --              1.00%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................   --             0.80%       --              0.80%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................   --             0.71%       --              0.71%
 ClearBridge Variable Mid Cap Portfolio --
  Class I........................................   --             0.85%       --              0.85%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................   --             0.82%       --              0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio...........   --             0.58%     0.03%             0.55%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.       Capital Research and Management
                                                                                 CompanySM
American Funds Growth Fund              Seeks growth of capital.                 Capital Research and Management
                                                                                 CompanySM
American Funds Growth-Income            Seeks long-term growth of capital and    Capital Research and Management
 Fund                                   income.                                  CompanySM
BRIGHTHOUSE FUNDS TRUST I
Brighthouse Asset Allocation 100        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse Small Cap Value             Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
Brighthouse/Aberdeen Emerging           Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class B                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Brighthouse/Wellington Large Cap        Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                   Subadviser: Wellington Management
                                                                                 Company LLP
Clarion Global Real Estate              Seeks total return through investment    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current    LLC
                                        income.
ClearBridge Aggressive Growth           Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International            Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Small Cap Growth                Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value                Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
MFS(R) Research International           Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: Massachusetts Financial
                                                                                 Services Company

           UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------- ----------------------------------------- --------------------------------------
Oppenheimer Global Equity             Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond        Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                 consistent with preservation of capital   Subadviser: Pacific Investment
                                      and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --       Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                              consistent with the preservation of       Subadviser: Pacific Investment
                                      capital and prudent investment            Management Company LLC
                                      management.
T. Rowe Price Large Cap Value         Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                      believed to be undervalued. Income        Inc.
                                      is a secondary objective.
T. Rowe Price Large Cap Value         Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++               by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                      believed to be undervalued. Income        Inc.
                                      is a secondary objective.
Victory Sycamore Mid Cap Value        Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                 equity securities of mid-sized            Subadviser: Victory Capital
                                      companies.                                Management Inc.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --    Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class E                              primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                      fixed-income securities.
BlackRock Capital Appreciation        Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond       Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                 consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                      capital.
Brighthouse Asset Allocation 20       Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                 with growth of capital as a secondary
                                      objective.
Brighthouse Asset Allocation 40       Seeks high total return in the form of    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                 income and growth of capital, with a
                                      greater emphasis on income.
Brighthouse Asset Allocation 60       Seeks a balance between a high level      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                 of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
Brighthouse Asset Allocation 80       Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Core Equity    Seeks to provide a growing stream of      Brighthouse Investment Advisers, LLC
 Opportunities Portfolio --           income over time and, secondarily,        Subadviser: Wellington Management
 Class A++                            long-term capital appreciation and        Company LLP
                                      current income.
Brighthouse/Wellington Core Equity    Seeks to provide a growing stream of      Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B   income over time and, secondarily,        Subadviser: Wellington Management
                                      long-term capital appreciation and        Company LLP
                                      current income.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio --               Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Class A++                                                                          Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                             Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class A++                                 capital.                                 Management Company
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service         Seeks long-term capital appreciation.    Fidelity Management & Research
 Class                                                                              Company
                                                                                    Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2       Seeks long-term growth of capital.       Fidelity Management & Research
                                                                                    Company
                                                                                    Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Income VIP Fund                   Seeks to maximize income while           Franklin Advisers, Inc.
                                           maintaining prospects for capital
                                           appreciation.
Franklin Small-Mid Cap Growth VIP          Seeks long-term capital growth.          Franklin Advisers, Inc.
 Fund++
Templeton Foreign VIP Fund                 Seeks long-term capital growth.          Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Janus Henderson Enterprise Portfolio       Seeks long-term growth of capital.       Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive            Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                        LLC
                                                                                    Subadviser: ClearBridge Investments,
                                                                                    LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
ClearBridge Variable Appreciation       Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                           LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class I++        dividend income and long-term           LLC
                                        capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class II         dividend income and long-term           LLC
                                        capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                  LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital as    Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   its primary objective. Current income   LLC
                                        is a secondary objective.               Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Mid Cap            Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                           LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                  LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,         Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment      LLC
                                        management and liquidity needs, by      Subadvisers: Western Asset
                                        investing to obtain a dollar weighted   Management Company; Western
                                        average effective duration within 30%   Asset Management Company
                                        of the average duration of the          Limited; Western Asset Management
                                        domestic bond market as a whole.        Company Ltd.; Western Asset
                                                                                Management Company Pte Ltd.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS.

Replace the list of Monitored Portfolios with the following:

     American Funds Global Growth Fund
     Brighthouse Small Cap Value Portfolio

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Small Cap Value Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     Templeton Foreign VIP Fund
     Western Asset Core Plus VIT Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a provider of life insurance and annuity products. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.

FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds and Trusts were subject to name changes. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds and Trusts were renamed.


            FORMER NAME                             NEW NAME
---------------------------------- -----------------------------------------
BRIGHTHOUSE FUNDS TRUST I          BRIGHTHOUSE FUNDS TRUST I
 Invesco Mid Cap Value Portfolio   Victory Sycamore Mid Cap Value Portfolio
JANUS ASPEN SERIES                 JANUS ASPEN SERIES
 Enterprise Portfolio              Janus Henderson Enterprise Portfolio






                       PIONEER ANNUISTAR(SM) FLEX ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 30, 2018
                      TO THE PROSPECTUS DATED MAY 1, 2010
This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Pioneer AnnuiStar(SM) Flex Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B Invesco Comstock Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class E
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Capital Appreciation Portfolio -- Class E
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B Jennison Growth Portfolio -- Class B

     MFS(R) Total Return Portfolio -- Class B
     MFS(R) Value Portfolio -- Class B
     Neuberger Berman Genesis Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class E FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Rising Dividends VIP Fund
     Franklin Small-Mid Cap Growth VIP Fund
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Dividend Strategy Portfolio
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Pioneer Mid Cap Value VCT Portfolio

     Pioneer Real Estate Shares VCT Portfolio

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES




WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4 years+                                      0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense ("M&E") risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all Contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, a 0.25% charge for GMWB III, a 0.65% current charge (maximum of 1.50% upon reset) for GMWB for Life (Single Life Option), and a 0.80% current charge (maximum of 1.50% upon reset) for GMWB for Life (Joint Life Option). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:


                                                                                       STANDARD DEATH     ENHANCED DEATH
                                                                                           BENEFIT           BENEFIT
                                                                                      ----------------   ---------------
Mortality and Expense Risk Charge*.................................................     1.70%              1.90%
Administrative Expense Charge......................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED...........     1.85%              2.05%
Optional E.S.P. Charge.............................................................     0.20%              0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED....................     2.05%              2.25%
Optional GMAB Charge...............................................................     0.50%              0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED......................     2.35%              2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5).............     2.55%              2.75%
Optional GMWB I Charge (maximum upon reset)........................................     1.00%(6)           1.00%(6)
Optional GMWB II Charge (maximum upon reset).......................................     1.00%(6)           1.00%(6)
Optional GMWB III Charge...........................................................     0.25%              0.25%
Optional GMWB for Life (Single Life Option) Charge (maximum upon reset)............     1.50%(6)           1.50%(6)
Optional GMWB for Life (Joint Life Option) Charge (maximum upon reset).............     1.50%(6)           1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED....................     2.85%              3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...................     2.85%              3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..................     2.10%              2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (SINGLE LIFE OPTION)
 ONLY SELECTED.....................................................................     3.35%              3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (JOINT LIFE OPTION)
 ONLY SELECTED.....................................................................     3.35%              3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..............     3.05%              3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.............     3.05%              3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED............     2.30%              2.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR LIFE (SINGLE LIFE
 OPTION) SELECTED..................................................................     3.55%              3.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR LIFE (JOINT LIFE
 OPTION) SELECTED..................................................................     3.55%              3.75%

------------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.99% for the Subaccount investing in Pioneer Fund Portfolio - Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class E.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are as follows:


              GMWB RIDER                  CURRENT CHARGE
--------------------------------------   ---------------
                 GMWB I                       0.40%
                 GMWB II                      0.50%
   GMWB for Life (Single Life Option)         0.65%
    GMWB for Life (Joint Life Option)         0.80%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2017 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.39%       1.37%

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class B........    0.60%     0.25%          0.07%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B.....................    0.88%     0.25%          0.11%
 Invesco Comstock Portfolio -- Class B............    0.56%     0.25%          0.02%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.69%     0.25%          0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%          0.04%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%          0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................    0.57%     0.15%          0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation
  Portfolio -- Class E............................    0.69%     0.15%          0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A............................    0.35%       --           0.04%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B..............    0.70%     0.25%          0.02%
 Jennison Growth Portfolio -- Class B.............    0.60%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class B.........    0.56%     0.25%          0.05%
 MFS(R) Value Portfolio -- Class B................    0.62%     0.25%          0.02%
 Neuberger Berman Genesis Portfolio --
  Class B.........................................    0.81%     0.25%          0.04%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E..............    0.56%     0.15%          0.04%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund...............    0.60%     0.25%          0.02%
 Franklin Small-Mid Cap Growth VIP Fund...........    0.80%     0.25%          0.05%
 Templeton Foreign VIP Fund.......................    0.77%     0.25%          0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................    0.75%     0.25%          0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio.......................................    0.70%     0.25%          0.05%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio..............    0.65%     0.25%          0.06%
 Pioneer Real Estate Shares VCT Portfolio.........    0.80%     0.25%          0.32%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class B........   --             0.92%       --            0.92%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B.....................   --             1.24%     0.05%           1.19%
 Invesco Comstock Portfolio -- Class B............   --             0.83%     0.02%           0.81%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             0.99%     0.10%           0.89%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.95%     0.10%           0.85%
 PIMCO Total Return Portfolio -- Class B..........   --             0.81%     0.03%           0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................   --             0.74%     0.03%           0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation
  Portfolio -- Class E............................   --             0.87%     0.09%           0.78%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A............................   --             0.39%     0.03%           0.36%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................ 0.61%            0.91%       --            0.91%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................ 0.64%            0.95%       --            0.95%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B..............   --             0.97%     0.11%           0.86%
 Jennison Growth Portfolio -- Class B.............   --             0.87%     0.08%           0.79%
 MFS(R) Total Return Portfolio -- Class B.........   --             0.86%       --            0.86%
 MFS(R) Value Portfolio -- Class B................   --             0.89%     0.06%           0.83%
 Neuberger Berman Genesis Portfolio --
  Class B.........................................   --             1.10%     0.01%           1.09%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E..............   --             0.75%     0.06%           0.69%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund...............   --             0.87%       --            0.87%
 Franklin Small-Mid Cap Growth VIP Fund........... 0.01%            1.11%     0.01%           1.10%
 Templeton Foreign VIP Fund....................... 0.02%            1.09%     0.01%           1.08%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................   --             1.04%       --            1.04%
 ClearBridge Variable Dividend Strategy
  Portfolio.......................................   --             1.00%       --            1.00%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio..............   --             0.96%       --            0.96%
 Pioneer Real Estate Shares VCT Portfolio.........   --             1.37%       --            1.37%

The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                     INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- -------------------------------------- --------------------------------------
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --      Seeks to maximize total return,        Brighthouse Investment Advisers, LLC
 Class B                               consistent with income generation      Subadviser: BlackRock Financial
                                       and prudent investment management.     Management, Inc.
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.            Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class B                                          Subadviser: Aberdeen Asset Managers
                                                                              Limited
Invesco Comstock Portfolio --          Seeks capital growth and income.       Brighthouse Investment Advisers, LLC
 Class B                                                                      Subadviser: Invesco Advisers, Inc.
MFS(R) Research International          Seeks capital appreciation.            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                         Subadviser: Massachusetts Financial
                                                                              Services Company
Oppenheimer Global Equity              Seeks capital appreciation.            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                         Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio --        Seeks maximum total return,            Brighthouse Investment Advisers, LLC
 Class B                               consistent with the preservation of    Subadviser: Pacific Investment
                                       capital and prudent investment         Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                  by investing in common stocks          Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income     Inc.
                                       is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Capital Appreciation         Seeks long-term growth of capital.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                                                         Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income   Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of        Subadviser: BlackRock Advisors, LLC
                                       capital.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
Brighthouse Asset Allocation 60        Seeks a balance between a high level      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
Brighthouse Asset Allocation 80        Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Core Equity     Seeks to provide a growing stream of      Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B    income over time and, secondarily,        Subadviser: Wellington Management
                                       long-term capital appreciation and        Company LLP
                                       current income.
Jennison Growth Portfolio -- Class B   Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                 Subadviser: Jennison Associates LLC
MFS(R) Total Return Portfolio --       Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
 Class B                               investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Value Portfolio -- Class B      Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                 Subadviser: Massachusetts Financial
                                                                                 Services Company
Neuberger Berman Genesis               Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                 Investment Advisers LLC
Western Asset Management Strategic     Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --       consistent with preservation of           Subadviser: Western Asset
 Class E                               capital.                                  Management Company
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Rising Dividends VIP Fund     Seeks long-term capital appreciation,     Franklin Advisers, Inc.
                                       with preservation of capital as an
                                       important consideration.
Franklin Small-Mid Cap Growth VIP      Seeks long-term capital growth.           Franklin Advisers, Inc.
 Fund
Templeton Foreign VIP Fund             Seeks long-term capital growth.           Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS II
ClearBridge Variable Aggressive        Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Dividend          Seeks dividend income, growth of          Legg Mason Partners Fund Advisor,
 Strategy Portfolio                    dividend income and long-term             LLC
                                       capital appreciation.                     Subadviser: ClearBridge Investments,
                                                                                 LLC
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Mid Cap Value VCT Portfolio    Seeks capital appreciation by             Amundi Pioneer Asset Management,
                                       investing in a diversified portfolio of   Inc.
                                       securities consisting primarily of
                                       common stocks.

         UNDERLYING FUND                 INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
-------------------------------- ------------------------------------ ---------------------------------
Pioneer Real Estate Shares VCT   Seeks long-term growth of capital.   Amundi Pioneer Asset Management,
 Portfolio                       Current income is a secondary        Inc.
                                 objective.

                                   TRANSFERS
--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS.

Replace the list of Monitored Portfolios with the following:

     BlackRock High Yield Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     Franklin Small-Mid Cap Growth VIP Fund
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     Templeton Foreign VIP Fund
     Western Asset Management Strategic Bond Opportunities Portfolio



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a provider of life insurance and annuity products. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.


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